Segment and Geographical Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net revenues under IFRS	$ 20,629	$ 19,341	$ 15,782
Difference, principally classification of finance income	(182)	(156)	(174)
Total revenue	20,447	19,185	15,608
Depreciation and amortization:
Depreciation and amortization under IFRS	576	522	485
Difference, principally amortization of development costs capitalized under IFRS	(119)	(96)	(70)
Depreciation and amortization under U.S. GAAP	457	426	415
Total assets:
Total assets under IFRS	36,224	34,631	32,186
Difference, principally product development cost capitalised under	(798)	(538)	(597)
Total	35,426	34,093	31,589
Expenditures for additions to long-lived assets:
Expenditure for additions to long-lived assets under IFRS	1,399	1,048	930
Difference , development costs capitalized under IFRS	(367)	(244)	(264)
Total expenditures for additions to long-lived assets under U.S. GAAP	1,032	804	666
Investments in unconsolidated subsidiaries and affiliates:
Investments in unconsolidated subsidiaries and affiliates under IFRS	350	509
Difference , principally product development cost capitalized under IFRS	(5)	(3)
Total	345	506
Agricultural equipment [Member]
Revenues:
Net revenues under IFRS	15,657	14,183	11,528
Depreciation and amortization:
Depreciation and amortization under IFRS	333	303	264
Total assets:
Total assets under IFRS	12,914	13,182	11,913
Expenditures for additions to long-lived assets:
Expenditure for additions to long-lived assets under IFRS	770	507	430
Investments in unconsolidated subsidiaries and affiliates:
Investments in unconsolidated subsidiaries and affiliates under IFRS	216	205
Construction equipment [Member]
Revenues:
Net revenues under IFRS	3,770	3,876	2,946
Depreciation and amortization:
Depreciation and amortization under IFRS	117	102	97
Total assets:
Total assets under IFRS	4,115	4,423	3,729
Expenditures for additions to long-lived assets:
Expenditure for additions to long-lived assets under IFRS	160	148	138
Investments in unconsolidated subsidiaries and affiliates:
Investments in unconsolidated subsidiaries and affiliates under IFRS	33	221
Financial Services [Member]
Revenues:
Net revenues under IFRS	1,538	1,629	1,617
Depreciation and amortization:
Depreciation and amortization under IFRS	126	117	124
Depreciation and amortization under U.S. GAAP	126	115	124
Total assets:
Total assets under IFRS	20,058	18,106	17,346
Total	19,997	18,119
Expenditures for additions to long-lived assets:
Expenditure for additions to long-lived assets under IFRS	469	393	362
Investments in unconsolidated subsidiaries and affiliates:
Investments in unconsolidated subsidiaries and affiliates under IFRS	101	83
Total	101	83
Elimination [Member]
Revenues:
Net revenues under IFRS	(336)	(347)	(309)
Total assets:
Total assets under IFRS	(14,005)	(13,758)	(12,544)
Assets not allocated to segments, principally goodwill, other intangibles and taxes [Member]
Total assets:
Total assets under IFRS	$ 13,142	$ 12,678	$ 11,742